RECLAMATION PROVISION (Tables)	9 Months Ended
Sep. 30, 2025
RECLAMATION PROVISION
Reconciliation of the Changes in the Company's Reclamation Provision
	September 30, 2025	December 31, 2024
Balance at beginning of the period	$2,062	$2,195
Changes in estimates	-	84
Unwinding of discount	156	197
Effect of movements in exchange rates	250	(414)
Balance at end of the period	$2,468	$2,062